LEASES - Lease cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LEASES
Operating lease cost	$ 9,850	$ 14,222
Short-term lease cost	4,066	1,431
Variable lease cost		83
Total	$ 13,916	$ 15,736